Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

The accounts receivable consists of the following:

	December 31, 2024	December 31, 2023
Accounts receivable from services	$24,674,517	$13,411,519
Accounts receivable from sales	31,751,805	8,934,757
Total	56,426,322	22,346,276
Less: allowance for credit losses	(1,981,884)	(1,225,481)
Accounts receivable, net	$54,444,438	$21,120,795

Schedule of Allowance for Doubtful Accounts for Accounts Receivable

Movement of the allowance for credit losses for accounts receivable and contract assets is as follows:

	December 31, 2024	December 31, 2023
Balance as of January 1	$1,225,481	$901,010
Provisions for credit losses	789,881	350,195
Changes due to foreign exchange	(33,478)	(25,724)
Balance as of December 31	$1,981,884	$1,225,481